Vanguard® LifeStrategy® Moderate Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Investment Companies (99.3%)
U.S. Stock Fund (36.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	53,808,716	8,143,949
International Stock Fund (24.2%)
	Vanguard Total International Stock Index Fund Investor Shares	245,180,515	5,386,616
U.S. Bond Fund (27.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	633,607,386	6,012,934
International Bond Fund (11.3%)
[1]	Vanguard Total International Bond II Index Fund Investor Shares	280,853,347	2,508,021
Total Investment Companies (Cost $13,442,112)			22,051,520
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 4.367% (Cost $144,313)	1,443,546	144,340
Total Investments (100.0%) (Cost $13,586,425)			22,195,860
Other Assets and Liabilities—Net (0.0%)			10,087
Net Assets (100%)			22,205,947
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2025	687	76,300	925
E-mini S&P 500 Index	September 2025	238	75,854	4,066
				4,991

A.  Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	126,548	NA1	NA1	4	(1)	4,244	—	144,340
Vanguard Total Bond Market II Index Fund	5,798,794	744,205	538,063	(52,606)	60,604	168,278	—	6,012,934
Vanguard Total International Bond II Index Fund	2,560,932	114,521	135,818	(915)	(30,699)	97,576	—	2,508,021
Vanguard Total International Stock Index Fund	5,127,596	166,241	443,877	51,874	484,782	133,427	—	5,386,616
Vanguard Total Stock Market Index Fund	7,762,821	338,532	806,865	396,216	453,245	69,610	—	8,143,949
Total	21,376,691	1,363,499	1,924,623	394,573	967,931	473,135	—	22,195,860
1	Not applicable—purchases and sales are for temporary cash investment purposes.